Retirement Plan (Details) - Unique Logistics International, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	May 31, 2022	May 31, 2021
Retirement Plan (Details) [Line Items]
Retirment plan description	In one of which the Company has the discretionary option of matching employee contributions and in the other the Company matches 20% on the first 100% contribution. In either Plan, employees can contribute 1% to 98% of gross salary up to a maximum permitted by law.
Retirement Expense Recorded		$ 100	$ 50